real estate joint ventures - Summarized financial information (Details) $ in Millions	12 Months Ended
	Dec. 31, 2013 item	Jan. 01, 2019 CAD ($)	Dec. 31, 2018 CAD ($)	Dec. 31, 2017 CAD ($)	Jan. 01, 2017 CAD ($)	Dec. 31, 2016 CAD ($)
Current assets
Cash and temporary investments, net			$ 414	$ 509	$ 432	$ 432
Total			3,841	3,867	3,377
Non-current assets
Other			986	528	733
Total			29,224	27,186	25,700
Total			33,065	31,053	29,077
Current liabilities
Accounts payable and accrued liabilities			2,570	2,460	2,330
Total			4,841	5,040	4,798
Non-current liabilities
Total			17,883	16,555	15,246
Liabilities			22,724	21,595	20,044
Owners' equity
Common equity			10,259	9,416	9,014
Other partners		$ 100	82	42	19
Total			10,341	9,458	9,033	$ 9,033
Total			33,065	31,053	$ 29,077
Real estate joint ventures
Current assets
Cash and temporary investments, net			11	20
Escrowed deposits for tenant inducements and liens			4	1
Other			2	4
Total			17	25
Non-current assets
Property under development - investment property			256	194
Investment property				221
Other				35
Total			256	450
Total			273	475
Current liabilities
Accounts payable and accrued liabilities			19	13
Current portion of 3.7% mortgage and senior secured 3.4% bonds				5
Construction holdback liabilities			15	10
Total			34	28
Non-current liabilities
Construction credit facilities			207	141
Total			207	376
Liabilities			241	404
Owners' equity
Common equity			13	29
Other partners			19	42
Total			32	71
Total			$ 273	475
Real estate joint ventures | 3.7% mortgage
Non-current liabilities
3.7% mortgage due September 2024				$ 27
Owners' equity
Interest rate on borrowings			3.70%	3.70%
Real estate joint ventures | 3.4% senior secured bonds
Non-current liabilities
Senior secured 3.4% bonds due July 2025				$ 208
Owners' equity
Interest rate on borrowings			3.40%	3.40%
TELUS Sky real estate joint venture
real estate joint venture
Number of other partners in the transaction | item	2